Schedule of Interest Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Interest expense					$ (220)	$ (12)
Interest expense, related party					(22)
Contract asset interest expense		$ (90)		$ (268)	(358)	(358)
Interest income- related party						165
Interest income – other					132	10
Interest expense, net					$ (468)	$ (195)